Share-Based Payments - Summary of Movements in Restricted Shares Under the Plan (Detail) - Restricted share units [member] shares in Thousands, S/ in Thousands	6 Months Ended
	Jun. 30, 2025 PEN (S/) shares	Jun. 30, 2024 PEN (S/) shares
Award 2024 - Grant to Directors on January 1, 2024 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grand date/ Directors entitled		January 1, 2024
Number of shares | shares		43
Vesting conditions		1 year service from grant date
Share options granted | S/		S/ 576
Award 2025 - Grant to Directors on January 1, 2025 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grand date/ Directors entitled	January 1, 2025
Number of shares | shares	43
Vesting conditions	1 year service from grant date
Share options granted | S/	S/ 545